SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL STATEMENT INFORMATION - STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
		Aug. 11, 2015	Mar. 31, 2015	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013
Cash flows provided by (used in) operating activities:
Net income (loss)				$ 92,139		$ (24,558)		$ 47,542
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization				77,580		80,126		80,317
Relinquishment liability reassessment				(243)		(1,905)		(249)
Accretion of discount to the relinquishment liability				227		2,205		4,974
Cash paid for accretion of discount to the relinquishment liability				(778)		(2,897)		(5,792)
Loss on early extinguishment of debt				2,269		58,245		4,531
Proceeds from bond premiums				2,125
Payments of tender offer costs and discounts				(2,894)		(48,155)		(3,104)
Amortization of debt issuance costs and accretion of bond premiums and discounts				7,771		8,037		12,285
Amortization of net deferred gain on settlement of derivative instruments				0		0		(76)
Provision for losses on receivables				5,878		6,146		3,436
Impairment of Project Horizon			$ 2,500	2,502		4,981		0
(Gain) loss on disposition of assets				1,018		(9)		241
(Gain) loss from unconsolidated affiliates				972		826		1,553
Inter-company transactions				0		0		0
Changes in operating assets and liabilities:
(Increase) decrease in receivables				(5,340)		(7,159)		(648)
(Increase) decrease in inventories				(1,002)		(554)		448
(Increase) decrease in other assets				(12,152)		(3,531)		2,759
Increase (decrease) in trade payables				(8,984)		13,419		(2,143)
Decrease in accrued interest				(410)		(14,637)		(23,066)
Increase (decrease) in other liabilities				8,740		2,436		(20,057)
Net cash flows provided by operating activities				169,418		73,016		102,951
Cash flows provided by (used in) investing activities:
Purchases of property and equipment, including change in construction payables				(22,460)		(35,079)		(59,597)
Issuance of third-party loans and advances				(4,080)		(1,804)		(2,033)
Payments received on third-party loans				157		644		139
(Increase) decrease in restricted cash, net				(1,526)		13,679		33,078
Proceeds from asset sales				1,615		134		216
Investments in the New England Black Wolves				(500)		0		0
Investments in unconsolidated affiliates				0		(29)		(4,971)
Inter-company transactions				0		0		0
Net cash flows used in investing activities				(26,794)		(22,455)		(33,168)
Cash flows provided by (used in) financing activities:
Repayments to Mohegan Tribe				(2,250)		(3,250)		(9,950)
Repayments of other long-term debt				(186,816)		(212,323)		(495,601)
Principal portion of relinquishment liability payments				(24,400)		(46,574)		(45,350)
Distributions to Mohegan Tribe				(50,000)		(50,000)		(50,000)
Payments of financing fees				(2,360)		(12,395)		(11,957)
Payments on capital lease obligations				(927)		(2,168)		(3,385)
Inter-company transactions				0		0		0
Net cash flows provided by (used in) financing activities				(125,978)		(65,077)		(120,243)
Net increase (decrease) in cash and cash equivalents				16,646		(14,516)		(50,460)
Cash and cash equivalents at beginning of year				49,108		63,624		114,084
Cash and cash equivalents at end of year				65,754		49,108		63,624
Credit Facility | Prior Bank Credit Facility - Revolving
Cash flows provided by (used in) financing activities:
Line of Credit borrowings				0		0		3,000
Line of Credit repayments				0		0		(3,000)
Credit Facility | Prior Bank Credit Facility - Term
Cash flows provided by (used in) financing activities:
Line of Credit repayments				0		(393,000)		(4,000)
Credit Facility | Prior Term Loan Facility
Cash flows provided by (used in) financing activities:
Line of Credit repayments				0		(222,103)		0
Credit Facility | Senior Secured Credit Facility - Revolving
Cash flows provided by (used in) financing activities:
Line of Credit borrowings				442,000		310,000		0
Line of Credit repayments				(458,000)		(273,000)		0
Credit Facility | Senior Secured Credit Facility - Term Loan A
Cash flows provided by (used in) financing activities:
Line of Credit borrowings				0		124,343		0
Line of Credit repayments				(7,756)		(3,125)		0
Credit Facility | Senior Secured Credit Facility - Term Loan B
Cash flows provided by (used in) financing activities:
Line of Credit borrowings		$ 90,000		87,911		720,952		0
Line of Credit repayments				(5,339)		(5,475)		0
Credit Facility | Bank of America, N.A. Line of Credit
Cash flows provided by (used in) financing activities:
Line of Credit borrowings				446,935		356,796		24,897
Line of Credit repayments				(449,976)		(353,755)		(24,897)
Senior Unsecured Notes
Cash flows provided by (used in) financing activities:
Proceeds from issuance of Senior Unsecured Notes				85,000		0		500,000
Authority
Cash flows provided by (used in) operating activities:
Net income (loss)				94,394		(24,178)		50,326
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization				63,071		65,406		67,097
Relinquishment liability reassessment				(243)		(1,905)		(249)
Accretion of discount to the relinquishment liability				227		2,205		4,974
Cash paid for accretion of discount to the relinquishment liability				(778)		(2,897)		(5,792)
Loss on early extinguishment of debt				2,269		58,245		4,531
Proceeds from bond premiums				2,125
Payments of tender offer costs and discounts				(2,894)		(48,155)		(3,104)
Amortization of debt issuance costs and accretion of bond premiums and discounts				7,453		7,719		11,968
Amortization of net deferred gain on settlement of derivative instruments								(76)
Provision for losses on receivables				1,350		2,368		951
Impairment of Project Horizon				2,502		4,981
(Gain) loss on disposition of assets				1,007		(12)		222
(Gain) loss from unconsolidated affiliates				31		(178)		(11)
Inter-company transactions				(35,724)		(9,896)		(30,508)
Changes in operating assets and liabilities:
(Increase) decrease in receivables				(2,699)		(6,622)		495
(Increase) decrease in inventories				(1,062)		(411)		326
(Increase) decrease in other assets				(2,756)		3,236		8,255
Increase (decrease) in trade payables				(6,394)		9,858		(2,367)
Decrease in accrued interest				(264)		(12,891)		(23,183)
Increase (decrease) in other liabilities				14,527		(4,587)		(21,440)
Net cash flows provided by operating activities				136,142		42,286		62,415
Cash flows provided by (used in) investing activities:
Purchases of property and equipment, including change in construction payables				(17,221)		(18,629)		(24,774)
Issuance of third-party loans and advances				0		0		0
Payments received on third-party loans				157		644		139
(Increase) decrease in restricted cash, net				(32)		53		0
Proceeds from asset sales				1,602		104		208
Investments in the New England Black Wolves				0
Investments in unconsolidated affiliates						0		0
Inter-company transactions				6,687		27,195		24,289
Net cash flows used in investing activities				(8,807)		9,367		(138)
Cash flows provided by (used in) financing activities:
Repayments to Mohegan Tribe						0
Repayments of other long-term debt				(182,269)		(212,270)		(495,561)
Principal portion of relinquishment liability payments				(24,400)		(46,574)		(45,350)
Distributions to Mohegan Tribe				(50,000)		(50,000)		(50,000)
Payments of financing fees				(2,360)		(12,395)		(11,757)
Payments on capital lease obligations				(927)		(2,168)		(3,385)
Inter-company transactions				0		0		0
Net cash flows provided by (used in) financing activities				(119,181)		(61,774)		(110,053)
Net increase (decrease) in cash and cash equivalents				8,154		(10,121)		(47,776)
Cash and cash equivalents at beginning of year				33,939		44,060		91,836
Cash and cash equivalents at end of year				42,093		33,939		44,060
Authority | Credit Facility | Prior Bank Credit Facility - Revolving
Cash flows provided by (used in) financing activities:
Line of Credit borrowings								3,000
Line of Credit repayments								(3,000)
Authority | Credit Facility | Prior Bank Credit Facility - Term
Cash flows provided by (used in) financing activities:
Line of Credit repayments						(393,000)		(4,000)
Authority | Credit Facility | Prior Term Loan Facility
Cash flows provided by (used in) financing activities:
Line of Credit repayments						(222,103)
Authority | Credit Facility | Senior Secured Credit Facility - Revolving
Cash flows provided by (used in) financing activities:
Line of Credit borrowings				442,000		310,000
Line of Credit repayments				(458,000)		(273,000)
Authority | Credit Facility | Senior Secured Credit Facility - Term Loan A
Cash flows provided by (used in) financing activities:
Line of Credit borrowings						124,343
Line of Credit repayments				(7,756)		(3,125)
Authority | Credit Facility | Senior Secured Credit Facility - Term Loan B
Cash flows provided by (used in) financing activities:
Line of Credit borrowings				87,911		720,952
Line of Credit repayments				(5,339)		(5,475)
Authority | Credit Facility | Bank of America, N.A. Line of Credit
Cash flows provided by (used in) financing activities:
Line of Credit borrowings				446,935		356,796		24,897
Line of Credit repayments				(449,976)		(353,755)		(24,897)
Authority | Senior Unsecured Notes
Cash flows provided by (used in) financing activities:
Proceeds from issuance of Senior Unsecured Notes				85,000				500,000
Total Guarantor Subsidiaries
Cash flows provided by (used in) operating activities:
Net income (loss)	[1]			2,346		(27,577)		(6,704)
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization	[1]			13,371		13,814		13,220
Relinquishment liability reassessment	[1]			0		0		0
Accretion of discount to the relinquishment liability	[1]			0		0		0
Cash paid for accretion of discount to the relinquishment liability	[1]			0		0		0
Loss on early extinguishment of debt	[1]			0		0		0
Proceeds from bond premiums	[1]			0
Payments of tender offer costs and discounts	[1]			0		0		0
Amortization of debt issuance costs and accretion of bond premiums and discounts	[1]			0		0		0
Amortization of net deferred gain on settlement of derivative instruments	[1]							0
Provision for losses on receivables	[1]			299		390		103
Impairment of Project Horizon	[1]			0		0
(Gain) loss on disposition of assets	[1]			11		3		19
(Gain) loss from unconsolidated affiliates	[1]			0		0		0
Inter-company transactions	[1]			41,355		62,401		49,282
Changes in operating assets and liabilities:
(Increase) decrease in receivables	[1]			(1,247)		(310)		(1,011)
(Increase) decrease in inventories	[1]			60		(143)		122
(Increase) decrease in other assets	[1]			(1,806)		(77)		41
Increase (decrease) in trade payables	[1]			(2,617)		3,568		265
Decrease in accrued interest	[1]			0		0		0
Increase (decrease) in other liabilities	[1]			908		(573)		(773)
Net cash flows provided by operating activities	[1]			52,680		51,496		54,564
Cash flows provided by (used in) investing activities:
Purchases of property and equipment, including change in construction payables	[1]			(4,651)		(4,250)		(4,481)
Issuance of third-party loans and advances	[1]			0		0		0
Payments received on third-party loans	[1]			0		0		0
(Increase) decrease in restricted cash, net	[1]			(1,746)		1,583		(423)
Proceeds from asset sales	[1]			13		30		8
Investments in the New England Black Wolves	[1]			0
Investments in unconsolidated affiliates	[1]					0		0
Inter-company transactions	[1]			(20,731)		(24,222)		(22,468)
Net cash flows used in investing activities	[1]			(27,115)		(26,859)		(27,364)
Cash flows provided by (used in) financing activities:
Repayments to Mohegan Tribe	[1]			0		0		0
Repayments of other long-term debt	[1]			0		0		0
Principal portion of relinquishment liability payments	[1]			0		0		0
Distributions to Mohegan Tribe	[1]			0		0		0
Payments of financing fees	[1]			0		0		0
Payments on capital lease obligations	[1]			(45)		(45)		0
Inter-company transactions	[1]			(18,120)		(28,480)		(30,302)
Net cash flows provided by (used in) financing activities	[1]			(18,165)		(28,525)		(30,302)
Net increase (decrease) in cash and cash equivalents	[1]			7,400		(3,888)		(3,102)
Cash and cash equivalents at beginning of year	[1]			14,767		18,655		21,757
Cash and cash equivalents at end of year	[1]			22,167		14,767		18,655
Total Guarantor Subsidiaries | Credit Facility | Prior Bank Credit Facility - Revolving
Cash flows provided by (used in) financing activities:
Line of Credit borrowings	[1]							0
Line of Credit repayments	[1]							0
Total Guarantor Subsidiaries | Credit Facility | Prior Bank Credit Facility - Term
Cash flows provided by (used in) financing activities:
Line of Credit repayments	[1]					0		0
Total Guarantor Subsidiaries | Credit Facility | Prior Term Loan Facility
Cash flows provided by (used in) financing activities:
Line of Credit repayments	[1]					0
Total Guarantor Subsidiaries | Credit Facility | Senior Secured Credit Facility - Revolving
Cash flows provided by (used in) financing activities:
Line of Credit borrowings	[1]			0		0
Line of Credit repayments	[1]			0		0
Total Guarantor Subsidiaries | Credit Facility | Senior Secured Credit Facility - Term Loan A
Cash flows provided by (used in) financing activities:
Line of Credit borrowings	[1]					0
Line of Credit repayments	[1]			0		0
Total Guarantor Subsidiaries | Credit Facility | Senior Secured Credit Facility - Term Loan B
Cash flows provided by (used in) financing activities:
Line of Credit borrowings	[1]			0		0
Line of Credit repayments	[1]			0		0
Total Guarantor Subsidiaries | Credit Facility | Bank of America, N.A. Line of Credit
Cash flows provided by (used in) financing activities:
Line of Credit borrowings	[1]			0		0		0
Line of Credit repayments	[1]			0		0		0
Total Guarantor Subsidiaries | Senior Unsecured Notes
Cash flows provided by (used in) financing activities:
Proceeds from issuance of Senior Unsecured Notes	[1]			0				0
Total Non Guarantor Subsidiaries and Entities
Cash flows provided by (used in) operating activities:
Net income (loss)				(17,938)	[2]	(30,100)	[3]	(17,303)	[3]
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization				1,138	[2]	906	[3]	0	[3]
Relinquishment liability reassessment				0	[2]	0	[3]	0	[3]
Accretion of discount to the relinquishment liability				0	[2]	0	[3]	0	[3]
Cash paid for accretion of discount to the relinquishment liability				0	[2]	0	[3]	0	[3]
Loss on early extinguishment of debt				0	[2]	0	[3]	0	[3]
Proceeds from bond premiums	[2]			0
Payments of tender offer costs and discounts				0	[2]	0	[3]	0	[3]
Amortization of debt issuance costs and accretion of bond premiums and discounts				318	[2]	318	[3]	317	[3]
Amortization of net deferred gain on settlement of derivative instruments	[3]							0
Provision for losses on receivables				4,229	[2]	3,388	[3]	2,382	[3]
Impairment of Project Horizon				0	[2]	0	[3]
(Gain) loss on disposition of assets				0	[2]	0	[3]	0	[3]
(Gain) loss from unconsolidated affiliates				941	[2]	1,004	[3]	1,564	[3]
Inter-company transactions				7,695	[2]	4,783	[3]	2,449	[3]
Changes in operating assets and liabilities:
(Increase) decrease in receivables				(2,264)	[2]	(1,783)	[3]	(132)	[3]
(Increase) decrease in inventories				0	[2]	0	[3]	0	[3]
(Increase) decrease in other assets				(7,544)	[2]	(5,888)	[3]	(5,537)	[3]
Increase (decrease) in trade payables				27	[2]	(7)	[3]	(41)	[3]
Decrease in accrued interest				(146)	[2]	(1,746)	[3]	117	[3]
Increase (decrease) in other liabilities				(5,860)	[2]	8,359	[3]	2,156	[3]
Net cash flows provided by operating activities				(19,404)	[2]	(20,766)	[3]	(14,028)	[3]
Cash flows provided by (used in) investing activities:
Purchases of property and equipment, including change in construction payables				(588)	[2]	(12,200)	[3]	(30,342)	[3]
Issuance of third-party loans and advances				(4,080)	[2]	(1,804)	[3]	(2,033)	[3]
Payments received on third-party loans				0	[2]	0	[3]	0	[3]
(Increase) decrease in restricted cash, net				252	[2]	12,043	[3]	33,501	[3]
Proceeds from asset sales				0	[2]	0	[3]	0	[3]
Investments in the New England Black Wolves	[2]			(500)
Investments in unconsolidated affiliates	[3]					(29)		(4,971)
Inter-company transactions				45	[2]	45	[3]	0	[3]
Net cash flows used in investing activities				(4,871)	[2]	(1,945)	[3]	(3,845)	[3]
Cash flows provided by (used in) financing activities:
Repayments to Mohegan Tribe				(2,250)	[2]	(3,250)	[3]	(9,950)	[3]
Repayments of other long-term debt				(4,547)	[2]	(53)	[3]	(40)	[3]
Principal portion of relinquishment liability payments				0	[2]	0	[3]	0	[3]
Distributions to Mohegan Tribe				0	[2]	0	[3]	0	[3]
Payments of financing fees				0	[2]	0	[3]	(200)	[3]
Payments on capital lease obligations				0	[2]	0	[3]	0	[3]
Inter-company transactions				32,164	[2]	25,507	[3]	28,481	[3]
Net cash flows provided by (used in) financing activities				25,367	[2]	22,204	[3]	18,291	[3]
Net increase (decrease) in cash and cash equivalents				1,092	[2]	(507)	[3]	418	[3]
Cash and cash equivalents at beginning of year	[3]			402	[2]	909		491
Cash and cash equivalents at end of year				1,494	[2]	402	[2],[3]	909	[3]
Total Non Guarantor Subsidiaries and Entities | Credit Facility | Prior Bank Credit Facility - Revolving
Cash flows provided by (used in) financing activities:
Line of Credit borrowings	[3]							0
Line of Credit repayments	[3]							0
Total Non Guarantor Subsidiaries and Entities | Credit Facility | Prior Bank Credit Facility - Term
Cash flows provided by (used in) financing activities:
Line of Credit repayments	[3]					0		0
Total Non Guarantor Subsidiaries and Entities | Credit Facility | Prior Term Loan Facility
Cash flows provided by (used in) financing activities:
Line of Credit repayments	[3]					0
Total Non Guarantor Subsidiaries and Entities | Credit Facility | Senior Secured Credit Facility - Revolving
Cash flows provided by (used in) financing activities:
Line of Credit borrowings				0	[2]	0	[3]
Line of Credit repayments				0	[2]	0	[3]
Total Non Guarantor Subsidiaries and Entities | Credit Facility | Senior Secured Credit Facility - Term Loan A
Cash flows provided by (used in) financing activities:
Line of Credit borrowings	[3]					0
Line of Credit repayments				0	[2]	0	[3]
Total Non Guarantor Subsidiaries and Entities | Credit Facility | Senior Secured Credit Facility - Term Loan B
Cash flows provided by (used in) financing activities:
Line of Credit borrowings				0	[2]	0	[3]
Line of Credit repayments				0	[2]	0	[3]
Total Non Guarantor Subsidiaries and Entities | Credit Facility | Bank of America, N.A. Line of Credit
Cash flows provided by (used in) financing activities:
Line of Credit borrowings				0	[2]	0	[3]	0	[3]
Line of Credit repayments				0	[2]	0	[3]	0	[3]
Total Non Guarantor Subsidiaries and Entities | Senior Unsecured Notes
Cash flows provided by (used in) financing activities:
Proceeds from issuance of Senior Unsecured Notes				0	[2]			0	[3]
Consolidating/Eliminating Adjustments
Cash flows provided by (used in) operating activities:
Net income (loss)				13,337		57,297		21,223
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization				0		0		0
Relinquishment liability reassessment				0		0		0
Accretion of discount to the relinquishment liability				0		0		0
Cash paid for accretion of discount to the relinquishment liability				0		0		0
Loss on early extinguishment of debt				0		0		0
Proceeds from bond premiums				0
Payments of tender offer costs and discounts				0		0		0
Amortization of debt issuance costs and accretion of bond premiums and discounts				0		0		0
Amortization of net deferred gain on settlement of derivative instruments								0
Provision for losses on receivables				0		0		0
Impairment of Project Horizon				0		0
(Gain) loss on disposition of assets				0		0		0
(Gain) loss from unconsolidated affiliates				0		0		0
Inter-company transactions				(13,326)		(57,288)		(21,223)
Changes in operating assets and liabilities:
(Increase) decrease in receivables				870		1,556		0
(Increase) decrease in inventories				0		0		0
(Increase) decrease in other assets				(46)		(802)		0
Increase (decrease) in trade payables				0		0		0
Decrease in accrued interest				0		0		0
Increase (decrease) in other liabilities				(835)		(763)		0
Net cash flows provided by operating activities				0		0		0
Cash flows provided by (used in) investing activities:
Purchases of property and equipment, including change in construction payables				0		0		0
Issuance of third-party loans and advances				0		0		0
Payments received on third-party loans				0		0		0
(Increase) decrease in restricted cash, net				0		0		0
Proceeds from asset sales				0		0		0
Investments in the New England Black Wolves				0
Investments in unconsolidated affiliates						0		0
Inter-company transactions				13,999		(3,018)		(1,821)
Net cash flows used in investing activities				13,999		(3,018)		(1,821)
Cash flows provided by (used in) financing activities:
Repayments to Mohegan Tribe				0		0		0
Repayments of other long-term debt				0		0		0
Principal portion of relinquishment liability payments				0		0		0
Distributions to Mohegan Tribe				0		0		0
Payments of financing fees				0		0		0
Payments on capital lease obligations				45		45		0
Inter-company transactions				(14,044)		2,973		1,821
Net cash flows provided by (used in) financing activities				(13,999)		3,018		1,821
Net increase (decrease) in cash and cash equivalents				0		0		0
Cash and cash equivalents at beginning of year				0		0		0
Cash and cash equivalents at end of year				0		0		0
Consolidating/Eliminating Adjustments | Credit Facility | Prior Bank Credit Facility - Revolving
Cash flows provided by (used in) financing activities:
Line of Credit borrowings								0
Line of Credit repayments								0
Consolidating/Eliminating Adjustments | Credit Facility | Prior Bank Credit Facility - Term
Cash flows provided by (used in) financing activities:
Line of Credit repayments						0		0
Consolidating/Eliminating Adjustments | Credit Facility | Prior Term Loan Facility
Cash flows provided by (used in) financing activities:
Line of Credit repayments						0
Consolidating/Eliminating Adjustments | Credit Facility | Senior Secured Credit Facility - Revolving
Cash flows provided by (used in) financing activities:
Line of Credit borrowings				0		0
Line of Credit repayments				0		0
Consolidating/Eliminating Adjustments | Credit Facility | Senior Secured Credit Facility - Term Loan A
Cash flows provided by (used in) financing activities:
Line of Credit borrowings						0
Line of Credit repayments				0		0
Consolidating/Eliminating Adjustments | Credit Facility | Senior Secured Credit Facility - Term Loan B
Cash flows provided by (used in) financing activities:
Line of Credit borrowings				0		0
Line of Credit repayments				0		0
Consolidating/Eliminating Adjustments | Credit Facility | Bank of America, N.A. Line of Credit
Cash flows provided by (used in) financing activities:
Line of Credit borrowings				0		0		0
Line of Credit repayments				0		$ 0		0
Consolidating/Eliminating Adjustments | Senior Unsecured Notes
Cash flows provided by (used in) financing activities:
Proceeds from issuance of Senior Unsecured Notes				$ 0				$ 0

[1]	Includes the Pocono Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
[2]	Includes Mohegan Lacrosse, MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.
[3]	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.